Unaudited Condensed Statements of Changes in Shareholders’ Deficit - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Subscription Note Receivable	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Mar. 26, 2025
Balance (in Shares) at Mar. 26, 2025
Net income (loss)						(8,601)	(8,601)
Balance at Mar. 31, 2025						(8,601)	(8,601)
Balance (in Shares) at Mar. 31, 2025
Balance at Mar. 26, 2025
Balance (in Shares) at Mar. 26, 2025
Net income (loss)							(63,421)
Balance at Jun. 30, 2025			$ 654		24,346	(63,421)	(38,421)
Balance (in Shares) at Jun. 30, 2025			6,543,103
Balance at Mar. 26, 2025
Balance (in Shares) at Mar. 26, 2025
Issuance of Class B ordinary shares to Sponsor			$ 654		24,346		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)			6,543,103
Proceeds from sale of Public Units allocated to Rights					3,622,244		3,622,244
Allocated value of transaction costs to Rights					(175,365)		(175,365)
Sale of Private Placement Units, net of subscription note receivable		$ 47		(500,000)	4,649,953		4,150,000
Sale of Private Placement Units, net of subscription note receivable (in Shares)		465,000
Sponsor’s transfer of non-managing membership interests to investors					12,765,331		12,765,331
Cost of raising capital for non-managing sponsor and underwriter interests					(12,765,331)		(12,765,331)
Issuance of non-redeemable shares to underwriter as compensation		$ 9			749,991		750,000
Issuance of non-redeemable shares to underwriter as compensation (in Shares)		86,250
Exercise of over-allotment option					149,000		149,000
Proceeds from over-allotment option allocated to the Rights					543,337		543,337
Remeasurement of Class A ordinary shares to redemption value					(9,563,506)	(4,326,472)	(13,889,978)
Net income (loss)						2,022,720	2,022,720
Balance at Dec. 31, 2025		$ 56	$ 654	(500,000)		(2,303,752)	(2,803,042)
Balance (in Shares) at Dec. 31, 2025		551,250	6,543,103
Balance at Mar. 31, 2025						(8,601)	(8,601)
Balance (in Shares) at Mar. 31, 2025
Issuance of Class B ordinary shares to Sponsor	[1]		$ 654		24,346		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	[1]		6,543,103
Net income (loss)						(54,820)	(54,820)
Balance at Jun. 30, 2025			$ 654		24,346	(63,421)	(38,421)
Balance (in Shares) at Jun. 30, 2025			6,543,103
Balance at Dec. 31, 2025		$ 56	$ 654	(500,000)		(2,303,752)	(2,803,042)
Balance (in Shares) at Dec. 31, 2025		551,250	6,543,103
Increase to deferred underwriting commissions due to exercise of over-allotment option	[2]					(675,000)	(675,000)
Remeasurement of Class A ordinary shares to redemption value						(1,519,942)	(1,519,942)
Net income (loss)						1,286,495	1,286,495
Balance at Mar. 31, 2026		$ 56	$ 654	(500,000)		(3,212,199)	(3,711,489)
Balance (in Shares) at Mar. 31, 2026		551,250	6,543,103
Balance at Dec. 31, 2025		$ 56	$ 654	(500,000)		(2,303,752)	(2,803,042)
Balance (in Shares) at Dec. 31, 2025		551,250	6,543,103
Net income (loss)							2,185,631
Balance at Jun. 30, 2026		$ 56	$ 654	(500,000)		(3,841,152)	(4,340,442)
Balance (in Shares) at Jun. 30, 2026		551,250	6,543,103
Balance at Mar. 31, 2026		$ 56	$ 654	(500,000)		(3,212,199)	(3,711,489)
Balance (in Shares) at Mar. 31, 2026		551,250	6,543,103
Remeasurement of Class A ordinary shares to redemption value						(1,528,089)	(1,528,089)
Net income (loss)						899,136	899,136
Balance at Jun. 30, 2026		$ 56	$ 654	$ (500,000)		$ (3,841,152)	$ (4,340,442)
Balance (in Shares) at Jun. 30, 2026		551,250	6,543,103

[1]	Includes an aggregate of up to 853,448 Class B ordinary shares, $0.0001 par value subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 6).
[2]	As a result of the underwriters full exercise of the underwriters’ over-allotment option, the underwriters are entitled to additional deferred underwriting commissions of 3.0% from the gross proceeds from the sale of the additional 2,250,000 Units, or $675,000. As such, the Company recorded an adjustment of $675,000 to increase the deferred underwriting commission payable to $5,175,000. See Note 7.